Organization (Details) - Schedule of Consolidated Financial Statements - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Condensed Financial Statements, Captions [Line Items]
Total Assets
Total liabilities